Concentrations - Schedule of Single Customers (Details) - Customer Concentration Risk [Member] - USD ($)		12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022
Company A [Member] | Revenue Benchmark [Member]
Schedule of Company’s Revenue and Accounts Receivable [Line Items]
Revenues			[1]		[1]	$ 1,759,451
Concentration Risk Percentage			[1]		[1]	84.37%
Company F [Member] | Revenue Benchmark [Member]
Schedule of Company’s Revenue and Accounts Receivable [Line Items]
Revenues			[1]	$ 51,071
Concentration Risk Percentage			[1]	14.65%
Company N [Member] | Revenue Benchmark [Member]
Schedule of Company’s Revenue and Accounts Receivable [Line Items]
Revenues			[1]	$ 76,338			[1]
Concentration Risk Percentage			[1]	21.90%			[1]
Company P [Member] | Revenue Benchmark [Member]
Schedule of Company’s Revenue and Accounts Receivable [Line Items]
Revenues		$ 350,245		$ 221,119			[1]
Concentration Risk Percentage		54.73%		63.45%			[1]
Company P [Member] | Accounts Receivable [Member]
Schedule of Company’s Revenue and Accounts Receivable [Line Items]
Concentration Risk Percentage	[2]		[1]	92.95%
Account Receivable	[2]		[1]	$ 253,993
Company Q [Member] | Revenue Benchmark [Member]
Schedule of Company’s Revenue and Accounts Receivable [Line Items]
Revenues		$ 250,192			[1]		[1]
Concentration Risk Percentage		39.10%			[1]		[1]
Customer [Member] | Revenue Benchmark [Member]
Schedule of Company’s Revenue and Accounts Receivable [Line Items]
Revenues		$ 600,437		$ 348,528		$ 1,759,451
Concentration Risk Percentage		93.83%		100.00%		84.37%
Customer [Member] | Accounts Receivable [Member]
Schedule of Company’s Revenue and Accounts Receivable [Line Items]
Concentration Risk Percentage			[1]	92.95%
Account Receivable			[1]	$ 253,993
Company O [Member] | Accounts Receivable [Member]
Schedule of Company’s Revenue and Accounts Receivable [Line Items]
Concentration Risk Percentage	[1]
Account Receivable	[1]

[1]	represents the % is below 10% which is not presented.
[2]	As of September 30, 2023, the gross accounts receivable balance of Company P was $256,000, and an allowance for credit losses of $2,007 was provided for Company P. No outstanding balance was due from this customer as of September 30, 2024.